Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2023 EUR (€)
Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26,697
EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.06%
Interest rate (as a percent)	1.83%
EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 20,894
CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	6.36%
CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (95)
Spread (as a percent)	0.00%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	4.76%
GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 87
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.00%
CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.14%
Interest rate (as a percent)	0.52%
USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (605)
UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	10.46%
UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 65
Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	81.86%
Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (100)
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.62%
Interest rate (as a percent)	8.84%
BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,979
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.48%
Interest rate (as a percent)	4.95%
CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 776
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.99%
PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 719
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 92
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.29%
Interest rate (as a percent)	4.45%
COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,123
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	36.02%
VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (23)
Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.13%
Interest rate (as a percent)	9.23%
Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (204)
Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (7)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Floating rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 8,185
Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	6,265
Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	780
Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	725
Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12
Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	92
Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	300
Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	18,512
Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14,629
Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(95)
Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	87
Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(619)
Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	65
Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(100)
Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,199
Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	51
Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	707
Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	823
Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(23)
Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(203)
Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	27,349
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 21,405
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (93)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 82
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (580)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 73
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (90)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 4,028
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 798
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 721
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 93
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,156
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (24)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (212)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (7)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 12,042
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	9,992
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	14
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	873
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	742
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	12
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	93
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	319
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1)
Fair value | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	15,307
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	11,413
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(93)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	84
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(594)
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	73
Fair value | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(90)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	3,154
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	57
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	709
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	837
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(24)
Fair value | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(211)
Fair value | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(7)
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt (*)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	27,748
Fair value | Underlying debt (*) | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 13,417
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 899
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 12,336
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 116
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (90)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 809
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (253)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 119
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 371
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 93
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 412
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (24)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (449)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (7)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt (*) | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 2,729
Fair value | Underlying debt (*) | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,042
Fair value | Underlying debt (*) | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	206
Fair value | Underlying debt (*) | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	810
Fair value | Underlying debt (*) | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	52
Fair value | Underlying debt (*) | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	119
Fair value | Underlying debt (*) | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	12
Fair value | Underlying debt (*) | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	93
Fair value | Underlying debt (*) | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	395
Fair value | Underlying debt (*) | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(1)
Fair value | Underlying debt (*) | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	25,019
Fair value | Underlying debt (*) | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	12,375
Fair value | Underlying debt (*) | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	899
Fair value | Underlying debt (*) | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	12,129
Fair value | Underlying debt (*) | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	116
Fair value | Underlying debt (*) | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(90)
Fair value | Underlying debt (*) | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(2)
Fair value | Underlying debt (*) | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(306)
Fair value | Underlying debt (*) | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	359
Fair value | Underlying debt (*) | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	18
Fair value | Underlying debt (*) | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(24)
Fair value | Underlying debt (*) | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(448)
Fair value | Underlying debt (*) | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(7)
Fair value | Underlying debt (*) | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt (*) | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(399)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 7,988
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (93)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (817)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (12,916)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (43)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 3,219
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 1,052
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (120)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 350
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 743
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 237
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 9,313
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	8,950
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(2)
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(192)
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	63
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	689
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(120)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(76)
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(9,712)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(962)
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(93)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(815)
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(12,724)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(43)
Fair value | Derivative instruments | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	3,156
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	362
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	350
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	819
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	237
Fair value | Derivative instruments | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
2024 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.12%
Interest rate (as a percent)	2.52%
2024 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (6,794)
2024 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	6.36%
2024 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (95)
Spread (as a percent)	0.00%
2024 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.14%
2024 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 99
2024 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.00%
2024 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (3)
2024 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.02%)
Interest rate (as a percent)	0.46%
2024 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (612)
2024 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	11.66%
2024 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 37
2024 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	81.86%
2024 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (100)
2024 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.86%
Interest rate (as a percent)	8.84%
2024 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,462
2024 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.64%
2024 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (280)
2024 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.63%
2024 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 259
2024 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2024 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.19%
Interest rate (as a percent)	7.14%
2024 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 294
2024 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	36.02%
2024 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (23)
2024 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.13%
Interest rate (as a percent)	9.53%
2024 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (264)
2024 | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (7)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2024 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 799
2024 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(13)
2024 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(737)
2024 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(20)
2024 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12
2024 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	75
2024 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1)
2024 | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7,592)
2024 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(95)
2024 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	99
2024 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(3)
2024 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(599)
2024 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	37
2024 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(100)
2024 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,199
2024 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(260)
2024 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	247
2024 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	219
2024 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(23)
2024 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(263)
2024 | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(7)
2024 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2024 | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.89%
2025 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,302
2025 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2025 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2025 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	1.87%
2025 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (23)
2025 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.26%
Interest rate (as a percent)	0.00%
2025 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,016
2025 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.30%
2025 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 173
2025 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.08%
2025 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 164
2025 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.03%
Interest rate (as a percent)	3.19%
2025 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 267
2025 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2025 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.08%
2025 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 20
2025 | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2025 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (113)
2025 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,016
2025 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(301)
2025 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,415
2025 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(23)
2025 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	173
2025 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	164
2025 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	568
2025 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	20
2025 | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2025 | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.11%)
Interest rate (as a percent)	2.23%
2026 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,807
2026 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2026 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2026 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.37%
2026 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
2026 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.28%
Interest rate (as a percent)	3.47%
2026 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,807)
2026 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.90%
2026 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 28
2026 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 9
2026 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.53%
Interest rate (as a percent)	3.60%
2026 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 338
2026 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.36%
2026 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 158
2026 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
2026 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.80%
2026 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 40
2026 | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,845
2026 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,810)
2026 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9
2026 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	245
2026 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2026 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,962
2026 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2026 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3
2026 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
2026 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	93
2026 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	158
2026 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	40
2026 | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.72%
Interest rate (as a percent)	1.16%
2027 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,771
2027 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2027 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2027 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.70%
2027 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (6)
2027 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.32%
Interest rate (as a percent)	0.00%
2027 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 383
2027 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.38%
2027 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 138
2027 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.63%
Interest rate (as a percent)	0.00%
2027 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26
2027 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
2027 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 170
2027 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	383
2027 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	26
2027 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2027 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,601
2027 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2027 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	138
2027 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.16%
Interest rate (as a percent)	1.78%
2028 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,250
2028 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2028 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2028 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.70%
2028 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
2028 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.00%
Interest rate (as a percent)	0.00%
2028 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 27
2028 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 14
2028 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.66%
Interest rate (as a percent)	0.00%
2028 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 112
2028 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.03%
Interest rate (as a percent)	0.00%
2028 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 48
2028 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 7
2028 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 374
2028 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27
2028 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
2028 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	112
2028 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	48
2028 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7
2028 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,876
2028 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2028 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.10%
Interest rate (as a percent)	1.74%
Subsequent years | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 15,558
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
Subsequent years | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.19%
Subsequent years | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,810
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 95
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	(0.49%)
Interest rate (as a percent)	4.31%
Subsequent years | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 433
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.09%
Interest rate (as a percent)	0.00%
Subsequent years | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 18
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.33%
Interest rate (as a percent)	8.09%
Subsequent years | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 541
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,190
Subsequent years | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,810
Subsequent years | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	95
Subsequent years | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	388
Subsequent years | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	18
Subsequent years | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	505
Subsequent years | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12,368
Subsequent years | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	45
Subsequent years | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	36
Subsequent years | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Other Currency
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0